Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Deferred tax assets:
Exit costs, environ-mental and other similar items	$63,851	$56,441	$45,322
Employee related and benefit items	141,974	141,670	109,254
Other items	116,302	112,149	105,904
Total deferred tax assets	322,127	310,260	260,480
Deferred tax liabilities:
Depreciation and amortization	241,101	227,765	214,696
LIFO inventories	89,330	67,835	60,122
Other items	33,433	44,378	68,709
Total deferred tax liabilities	363,864	339,978	343,527
Net deferred tax liabilities	$41,737	$29,718	$83,047

Components of the provisions for income taxes
Significant components of the provisions for income taxes were as follows:

	2015	2014	2013
Current:
Federal	$399,677	$308,283	$229,997
Foreign	30,145	53,045	42,543
State and local	60,319	50,049	33,082
Total current	490,141	411,377	305,622
Deferred:
Federal	13,505	(14,974)	30,384
Foreign	(10,752)	(7,361)	(9,041)
State and local	2,223	3,297	6,432
Total deferred	4,976	(19,038)	27,775
Total provisions for income taxes	$495,117	$392,339	$333,397

Components of income before income taxes and minority interest used for income tax purpose
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2015	2014	2013
Domestic	$1,440,511	$1,113,528	$969,790
Foreign	108,455	144,698	116,168
	$1,548,966	$1,258,226	$1,085,958

Reconciliation of the statutory federal income tax rate to the effective tax rate
A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	2.6	2.8	2.4
Investment vehicles	(1.6)	(2.5)	(2.1)
Domestic production activities	(2.2)	(2.5)	(2.2)
Other - net	(1.8)	(1.6)	(2.4)
Effective tax rate	32.0%	31.2%	30.7%

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
Balance at beginning of year	$31,560	$30,997	$28,119
Additions based on tax positions related to the current year	4,228	3,370	3,480
Additions for tax positions of prior years	8,450	4,428	5,059
Reductions for tax positions of prior years	(4,862)	(2,349)	(3,378)
Settlements	(968)	(4,089)	(103)
Lapses of Statutes of Limitations	(4,535)	(797)	(2,180)
Balance at end of year	$33,873	$31,560	$30,997